Pensions - Schedule of Expected Payments or Contributions to Plans in Future Years (Details) - Final Salary Defined Benefit Pension Plan € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Defined Benefit Plans [Line Items]
Expected payments or contributions in future years	€ 686
Within One Year
Disclosure Of Defined Benefit Plans [Line Items]
Expected payments or contributions in future years	29
1 to 5 Years
Disclosure Of Defined Benefit Plans [Line Items]
Expected payments or contributions in future years	317
More than 5 years
Disclosure Of Defined Benefit Plans [Line Items]
Expected payments or contributions in future years	€ 340